Share capital - Additional information (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 23, 2021	Feb. 12, 2021	Dec. 31, 2022
Share capital
Private placement (in shares)	11,634,137	9,545,455
Price of common shares (in dollars per share)	$ 11.75	$ 4.40
Proceeds from common shares	$ 136,700	$ 42,000
Placement agent fees	$ 5,972	$ 2,620
Number of Common Share purchase warrants issued		562,860
A10 Advisory and A10 Fund
Share capital
Placement agent fees			$ 2,345
Number of Common Share purchase warrants issued			532,860